Fair Value Measurements - Recurring (Financial Instruments by Valuation Hierarchy) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		$ 0	$ 9
Derivative Liability		(60)	(32)
Commodity contracts | Fair Value, Measurements, Recurring [Member] | Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0	2
Derivative Liability		0	0
Commodity contracts | Fair Value, Measurements, Recurring [Member] | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0	7
Derivative Liability		(6)	0
Embedded derivatives in commodity contracts | Fair Value, Measurements, Recurring [Member] | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets		0	0
Derivative Liability		$ (54)	$ (32)
Liability [Member] | Embedded derivatives in commodity contracts | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs Probability of Renewal	[1]	50.00%
Fair Value Inputs Probability of Renewal Second Term	[1]	75.00%

[1]	(3)The producer counterparty to the embedded derivative has the option to renew the gas purchase agreement and the related keep-whole processing agreement for two successive five-year terms after 2022. The embedded gas purchase agreement cannot be renewed without the renewal of the related keep-whole processing agreement. Due to the significant number of years until the renewal options are exercisable and the high level of uncertainty regarding the counterparty’s future business strategy, the future commodity price environment, and the future competitive environment for midstream services in the Southern Appalachian region, management determined that a 50 percent probability of renewal for the first five-year term and 75 percent for the second five-year term are appropriate assumptions. Included in this assumption is a further extension of management’s estimates of future frac spreads through 2032.